Acquisitions (Details Textual) (USD $)	1 Months Ended	3 Months Ended								12 Months Ended						12 Months Ended							12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 PostRock [Member]	Dec. 31, 2010 PostRock [Member]	Jan. 14, 2011 PostRock [Member]	Dec. 31, 2011 PostRock [Member] Phase One [Member]	Dec. 31, 2010 PostRock [Member] Phase One [Member]	Dec. 31, 2011 PostRock [Member] Phase Two [Member]	Dec. 31, 2011 PostRock [Member] Phase Three [Member]	Dec. 31, 2011 West Virginia [Member] A	Dec. 31, 2011 NGAS [Member]	Apr. 13, 2011 NGAS [Member]	Dec. 31, 2011 NuLoch [Member]	May 03, 2011 NuLoch [Member]	Dec. 31, 2010 Triad Hunter [Member] properties A	Dec. 31, 2010 Triad Hunter [Member] Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Series B Preferred Stock shares																2,255,046		946,314			6,986,104					4,000,000
Business acquisition equity interest issued or issuable value assigned																					$ 55,800,000					$ 15,000,000
Common stock														17,100,000	7,500,000							53,000,000		282,200,000
Cash payment																13,900,000		5,800,000	4,900,000	20,000,000	15,300,000				8,000,000
Total consideration paid													49,300,000					13,300,000
Common stock issued	130,270,295	130,270,295				74,863,135				130,270,295	74,863,135			2,255,046	946,314							6,635,478		38,131,846
Date of acquisition																									December 24, 2010
Closing date of acquisition																	December 30, 2010	January 14, 2011	June 16, 2011
Acquisition of leasehold mineral interest																31,000,000					124,470,000		430,500,000		81,605,000
Business acquisition shares issued																2,255,046		946,314			6,986,104					4,000,000
Common stock issued																17,100,000		7,500,000			53,017,000		282,175,000		14,982,000
Business acquisition stock price																					$ 7.99
Debt assumed																							18,770,000
Business acquisition warrant liability																					1,200,000
Business acquisition warrant paid in cash																					1,044,000
Warrants exercisable outstanding	138,388
Gross acres of oil and gas leases and mineral interests																				4,451
Net acres of oil and gas leases and mineral interests																				2,225
Business acquisition cost of acquired entity number of equity interests issued and issuable																							38,131,846
Business acquisition cost of acquired entity number of exchangeable shares.																							4,275,998
Business acquisition cost of acquired entity exchangeable shares value																							313,800,000
Business acquisition cost of acquired entity exchangeable shares price per share																							$ 7.40
Revenues		47,981,000	32,439,000	33,437,000	15,321,000	9,046,000	7,920,000	8,402,000	6,655,000	129,178,000	32,724,000	6,844,000	9,600,000								17,600,000		18,500,000		21,300,000
Net deferred tax liability																							97,912,000
Income (Loss) from Operations		(29,553,000)	(13,320,000)	(13,988,000)	(2,529,000)	(5,071,000)	(3,394,000)	(6,451,000)	(4,493,000)	(59,390,000)	(19,409,000)	(10,617,000)	3,200,000								27,700,000		901,000		3,200,000
Business acquisitions assets fair value																					138,388
Common stock warrants settled in cash																					1,044,000
Business acquisition number of oil and gas property wells acquired																									2,000
Business acquisitions net mineral acres acquired																									87,000
Effective date of acquisition														November 1, 2010
Acquisitions (Textual) [Abstract]
Business acquisitions number of commercial salt water disposal facilities acquired										2
Business acquisitions number of drilling rigs acquired										3
Gas gathering system assets																									$ 10,000,000
Business acquisitions assets purchased										The assets purchased included approximately 4,451 gross acres (2,225 net acres) of oil and gas leases and mineral interests and existing wells with proven reserves.